Business transactions (Details Textual) a in Millions		1 Months Ended					12 Months Ended
	Nov. 02, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 27, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 22, 2017	Dec. 31, 2018 USD ($) a	Nov. 28, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about business transactions [Line Items]
Percentage of voting equity interests acquired				100.00%			100.00%
Los Parlamentos exploratory block [Member]
Disclosure of detailed information about business transactions [Line Items]
Proportion Of Combined Working Interest			50.00%
Proportion Of Entity Working Interest In Combined Operationship			50.00%
Additional Funding Commitment In Each Year			$ 6,000,000
La Cuerva and Yamu blocks [Member]
Disclosure of detailed information about business transactions [Line Items]
Disposal Group Classified As Held For Sale Percentage Of Working Interest sold	100.00%
Disposal Group Classified As Held For Sale Acquisition Date Total Consideration Recognised	$ 18,000,000
Disposal Group Classified As Held For Sale Contingent Asset Subject To Condition	2,000,000
Disposal Group Classified As HeldForSale Advance Payments received	$ 9,000,000
Llanos 32 Block [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest acquired						2.50%
Zamuro field [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest							12.50%
Percentage of working interest acquired							56.25%
Aguada Baguales, El Porvenir and Puesto Touquet blocks [Member]
Disclosure of detailed information about business transactions [Line Items]
Consideration transferred, acquisition-date fair value				$ 52,000,000
Revenue Attributable To Acquirer Since Acquisition							$ 35,879,000
Deferred tax assets recognised as of acquisition date							1,346,000
Working Capital Adjustment				3,150,000
Profit Contributed To Acquired Business							$ 124,000
Morona Block [Member]
Disclosure of detailed information about business transactions [Line Items]
Land area | a							1.9
Consideration owed					$ 10,684,000
Percentage of working interest							75.00%
Consideration transferred, acquisition-date fair value							$ 9,878,000
LG International Corp [Member]
Disclosure of detailed information about business transactions [Line Items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date							$ 110,427,000	$ 81,000,000
LG International Corp [Member] | Later than one year [member]
Disclosure of detailed information about business transactions [Line Items]
Contingent Consideration Installment Amount								15,000,000
Contingent Payment For Mile Stone								5,000,000
LG International Corp [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about business transactions [Line Items]
Contingent Consideration Installment Amount								15,000,000
Contingent Payment For Mile Stone								5,000,000
LG International Corp [Member] | Later than two years and not later than three years [member]
Disclosure of detailed information about business transactions [Line Items]
Contingent Payment For Mile Stone								$ 5,000,000
GeoPark Colombia Coperatie UA [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of voting equity interests acquired								20.00%
GeoPark Chile S.A [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of voting equity interests acquired								20.00%
GeoPark TdF S.A [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of voting equity interests acquired								14.00%
Neuquen Basin [Member]
Disclosure of detailed information about business transactions [Line Items]
Security Deposits					$ 15,600,000
Consideration transferred, acquisition-date fair value									$ 36,400,000
Adjustment For Working Capital				$ (3,150,000)
Increase (decrease) in contingent consideration asset (liability)		$ (3,150,000)
Petroperu [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest							25.00%
Increase (decrease) in contingent consideration asset (liability)							$ (806,000)